Fees Summary	Jun. 05, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 73,065,000
Total Fee Amount	10,090.28
Total Offset Amount	0
Net Fee	$ 10,090.28
Offset Table N/A	N/A